Derivative Instruments and Accounting Hedges - Fair Value Hedges (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Bank's portfolio of derivative instruments
Notional Amounts	$ 132,441	$ 163,654
Fair value hedge | Cross currency swap
Bank's portfolio of derivative instruments
Notional Amounts	11,132	13,914
Fair value hedge | Interest rate swap
Bank's portfolio of derivative instruments
Notional Amounts	226,954	78,970
Commercial loans | Fair value hedge
Bank's portfolio of derivative instruments
Notional Amounts	11,132	13,914
Corporate bonds | Fair value hedge
Bank's portfolio of derivative instruments
Notional Amounts	$ 226,954	$ 78,970